Income Taxes (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Entity Information [Line Items]
Unrecognized tax benefits that if recognized would reduce the effective tax rate from continuing operations	$ 900,000	$ 800,000	$ 0
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of year	26,559,000	26,381,000	26,610,000
Additions for tax positions of current year	733,000	1,798,000	2,386,000
Additions for tax positions of prior years	0	0	0
Reductions for tax positions of prior years	(2,084,000)	(1,133,000)	(2,128,000)
Reductions related to settlements with taxing authorities	0	0	0
Reductions related to expiration of the statue of limitations	(730,000)	(487,000)	(487,000)
Balance at end of year	24,478,000	26,559,000	26,381,000
LIN Television
Entity Information [Line Items]
Unrecognized tax benefits that if recognized would reduce the effective tax rate from continuing operations	900,000	800,000	0
Reconciliation of the beginning and ending amounts of unrecognized tax benefits
Balance at beginning of year	26,559,000	26,381,000	26,610,000
Additions for tax positions of current year	733,000	1,798,000	2,386,000
Reductions for tax positions of prior years	(2,084,000)	(1,133,000)	(2,128,000)
Reductions related to expiration of the statue of limitations	(730,000)	(487,000)	(487,000)
Balance at end of year	$ 24,478,000	$ 26,559,000	$ 26,381,000